Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Warrant reserve [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Balance at Dec. 31, 2024	$ 110,742,984	$ 7,698,304	$ 3,776,428	$ (117,465,829)	$ (609,420)	$ 479,316	$ 4,621,783
Balance, shares at Dec. 31, 2024	5,427,795
IfrsStatementLineItems [Line Items]
Share issue costs	$ (306)						(306)
Shares issued for the exercise of RSUs	$ 480,100	(480,100)
Shares issued for the exercise of RSUs, shares	6,029
Share-based payments		288,883					288,883
Net loss				(3,424,825)			(3,424,825)
Change in fair value of equity investments at FVOCI					7,173		7,173
Translation of foreign operations						(16,060)	(16,060)
Balance at Mar. 31, 2025	$ 111,222,778	7,507,087	3,776,428	(120,890,654)	(602,247)	463,256	1,476,648
Balance, shares at Mar. 31, 2025	5,433,824
IfrsStatementLineItems [Line Items]
Share issue costs	$ (7,328,625)	2,225,727					(5,102,898)
Shares issued for the exercise of RSUs	$ 769,023	(769,023)
Shares issued for the exercise of RSUs, shares	210,709
Share-based payments		1,100,074					1,100,074
Net loss				(19,556,254)			(19,556,254)
Change in fair value of equity investments at FVOCI					57,113		57,113
Translation of foreign operations						(46,917)	(46,917)
Shares issued - overallotment	$ 294,000						294,000
Shares issued - overallotment, shares	100,000
Share issue costs - overallotment	$ (28,030)						(28,030)
Shares issued for financing	$ 56,907,745						56,907,745
Shares issued for financing, shares	11,887,895
Shares issued for the exercise of warrant	$ 67,861,616	(2,716,408)	(4,753,719)				60,391,489
Shares issued for the exercise of warrants, shares	11,712,347
Warrants – equity treatment			1,103,825				1,103,825
Balance at Dec. 31, 2025	$ 229,698,507	7,347,457	126,534	(140,446,908)	(545,134)	416,339	96,596,795
Balance, shares at Dec. 31, 2025	29,344,775
IfrsStatementLineItems [Line Items]
Share issue costs	$ (5,724,416)	2,976,521					(2,747,895)
Share-based payments		244,064					244,064
Net loss				(5,628,866)			(5,628,866)
Shares issued for financing	$ 48,033,503						48,033,503
Shares issued for financing, shares	5,030,000
Shares issued for the exercise of warrant	$ 19,367,257						19,367,257
Shares issued for the exercise of warrants, shares	2,121,164
Unrealized gain on investments available for sale					(42,857)		(42,857)
Other comprehensive income (loss)						(39,561)	(39,561)
Balance at Mar. 31, 2026	$ 291,374,851	$ 10,568,042	$ 126,534	$ (146,075,774)	$ (587,991)	$ 376,778	$ 155,782,440
Balance, shares at Mar. 31, 2026	36,495,939